PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of Intangible Assets and Goodwill (Detail) (Parenthetical) - BRL (R$)
R$ in Thousands
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets reclassified to financial assets	R$ 103,084	R$ 35,057